Effects of Recent Accounting Pronouncements	3 Months Ended
Oct. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Effects of Recent Accounting Pronouncements

Note 2 – Effects of Recent Accounting Pronouncements:

Recently Adopted Accounting Pronouncements

In June 2011, the FASB issued guidance regarding the presentation of Comprehensive Income within financial statements. The guidance was effective for the Company’s annual fiscal period ended July 31, 2013. The adoption of this new accounting guidance did not have a material impact on the Company’s consolidated financial statements.